SCHEDULE OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Product Information [Line Items]
Total revenues	$ 534	$ 2,403	$ 6,908
Related Party [Member] | Vehicle Sales [Member]
Product Information [Line Items]
Total revenues	63	713	3,722
Related Party [Member] | Sales of Vehicle Parts and Accessories [Member]
Product Information [Line Items]
Total revenues	471	1,690	3,086
Related Party [Member] | Others [Member]
Product Information [Line Items]
Total revenues			100
Third Party [Member]
Product Information [Line Items]
Total revenues	6,381	7,080	8,053
Third Party [Member] | Vehicle Sales [Member]
Product Information [Line Items]
Total revenues	6,333	6,967	7,908
Third Party [Member] | Sales of Vehicle Parts and Accessories [Member]
Product Information [Line Items]
Total revenues	47	113	145
Third Party [Member] | Others [Member]
Product Information [Line Items]
Total revenues	$ 1